Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Feb. 06, 2019
Document Effective Date	Feb. 06, 2019
Prospectus Date	Feb. 01, 2019
Gotham Absolute 500 Fund | Institutional Class
Risk/Return:
Trading Symbol	GFIVX
Gotham Absolute 500 Core Fund | Institutional Class
Risk/Return:
Trading Symbol	GACFX
Gotham Enhanced 500 Fund | Institutional Class
Risk/Return:
Trading Symbol	GENFX
Gotham Neutral 500 Fund | Institutional Class
Risk/Return:
Trading Symbol	GONFX
Gotham Hedged Plus Fund | Institutional Class
Risk/Return:
Trading Symbol	GHPLX
Gotham Hedged Core Fund | Institutional Class
Risk/Return:
Trading Symbol	GCHDX
Gotham Defensive Long Fund | Institutional Class
Risk/Return:
Trading Symbol	GDLIX
Gotham Defensive Long 500 Fund | Institutional Class
Risk/Return:
Trading Symbol	GDLFX
Gotham Short Strategies Fund | Institutional Class
Risk/Return:
Trading Symbol	GSSFX
Gotham Master Neutral Fund | Institutional Class
Risk/Return:
Trading Symbol	GMNFX
Gotham ESG Large Value Fund | Institutional Class
Risk/Return:
Trading Symbol	GESGX